Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 4,007.0	$ 3,233.0	$ 2,679.0
Cost of sales	(121.0)	(154.0)	(106.0)
Gross profit (loss)	3,886.0	3,079.0	2,573.0
Research and development	(2,071.0)	(1,979.0)	(1,133.0)
Selling, general and administrative	(984.0)	(983.0)	(762.0)
Disposal, restructuring and other operating expenses, net	0.0	(6.0)	(7.0)
Total operating expense	(3,055.0)	(2,968.0)	(1,902.0)
Operating income (loss)	831.0	111.0	671.0
Income (loss) from equity investments, net	(237.0)	(20.0)	(45.0)
Interest income, net	116.0	110.0	42.0
Other non-operating income (loss), net	10.0	11.0	3.0
Income (loss) before income taxes	720.0	212.0	671.0
Income tax benefit (expense)	72.0	93.8	(146.8)
Net income (loss)	$ 792.0	$ 306.0	$ 524.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ 0.75	$ 0.30	$ 0.51
Diluted (in USD per share)	$ 0.75	$ 0.29	$ 0.51
Weighted average ordinary shares outstanding
Basic (in shares)	1,050,000,000	1,027,000,000	1,025,000,000
Diluted (in shares)	1,063,000,000	1,044,000,000	1,028,000,000
External Customers
Revenue	$ 3,184.0	$ 2,509.0	$ 2,025.0
Related Parties
Revenue	$ 823.0	$ 724.0	$ 654.0